FINANCING AND LOANS	12 Months Ended
Dec. 31, 2022
FINANCING AND LOANS
FINANCING AND LOANS

NOTE 10 - FINANCING AND LOANS

	12/31/2022	12/31/2021	12/31/2022	12/31/2021

	Average Rate
Eletronorte	13.30	6.73	—	—
CGT Eletrosul	7.83	5.76	—	—
Furnas	7.27	5.83	—	—
Amazonas Energia S.A.	14.81	7.59	4,596,971	4,009,587
Equatorial Alagoas Distribuidora de Energia S.A.	15.65	5.69	389,979	1,135,749
Itaipu Binacional	5.23	5.43	84,133	688,884
Eletropaulo Metropolitana Eletricidade de São Paulo S.A.	12.74	5.34	354,779	687,679
Equatorial Piauí Distribuidora de Energia S.A.	15.15	6.29	1,229	411,595
Boa Vista S.A.	13.49	7.02	148,219	143,896
Eletronuclear	5.00	5.00	8,168	—
Others	—	—	174,256	154,477
(-) ECL	—	—	(4,736,089)	(1,388,340)
Total			1,021,645	5,843,527

Principal			671,236	1,232,745
Charges			21,603	19,021
Current			692,839	1,251,766

Non-current			328,806	4,591,761

			1,021,645	5,843,527

The financing and loans granted are made with the Company’s own resources and substantially provide for updating based on IGP-M and IPCA indices.

In February 2023, the Company received all funds owed by Itaipu Binacional, as provided for in Annex C of the Itaipu Treaty.

10.1 – Movement of loans receivable

The changes presented below comprise the years ending December 31, 2022 and 2021:

Opening balance at December 31, 2021 and 2020	5,843,527	10,924,899
Amortization of principal	(2,100,842)	(4,800,916)
Interest, charges, Monetary and exchange variations incurred	753,367	815,326
Interest received	(93,965)	(558,369)
ECL	(3,347,749)	(633,338)
Derecognition of liabilities with RGR	(573,008)	24,119
Loss from write-off of Itaipu receivables	(46,751)	—
Effects of Electronuclear Deconsolidation	587,067	—
Release	—	71,806
Final balance at December 31, 2022 and 2021	1,021,645	5,843,527

10.2 – Estimated Credit Loss - ECL loans receivable

The changes in the estimates of loss of financing and loans granted by the Company for the years ended December 31, 2022 and 2021 are as follows:

Opening balance at December 31, 2021 and 2020	1,388,340	755,002
(+) Complement	3,347,749	633,338
Final balance at December 31, 2022 and 2021	4,736,089	1,388,340

As of December 31, 2022, the estimated expected loss recorded was R$4,736,089. Of this amount, R$4,596,971 refers to Amazonas Energia, whose credits were fully provisioned.

Eletrobras has been monitoring the economic, financial and operational situation of the distributor Amazonas Energia, considering the information reported by the distributor in the profit and loss plan to the regulatory agency in which an operational balance was initially demonstrated only from 2025. In 2022, Amazonas Energia’s credits had their risk aggravated by legal questions filed by the debtor and the worsening of its financial and operational situation.

Despite the constant interactions between the two companies in order to settle the debt of the distributor, the parties reached no agreement.

The analysis of these facts, together with the historical default of the debtor, led to an analysis of the provision being made in addition to the expected loss for the total amount receivable.

Accounting Policy

The Company initially recognizes the financing and loans receivable at the transaction value and subsequently for interest, monetary correction and exchange rate variations less the amounts received and the estimated credit loss - ECL.

For the registration of expected losses - ECL, the Company individually evaluates the debtors in relation to the risk of default, considering the equity situation of the debtor company and the history of default.